Cash (used in) operating activities	6 Months Ended
Jun. 30, 2022
Cash (used in) operating activities
Cash (used in) operating activities

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	100	26	157	(48)
Income tax charge	12	27	19	10
Net finance (income)/expense	(40)	22	(63)	171
Depreciation and amortization	89	86	175	170
Exceptional operating items	20	12	38	18
Movement in working capital	(70)	(1)	(395)	(170)
Transaction-related, start-up and other exceptional costs paid	(19)	(8)	(33)	(14)
Exceptional restructuring paid	(1)	—	(1)	—
Cash generated from/(used in) operations	91	164	(103)	137